OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated July 28, 2008

to the Prospectus dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds III. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Target Plus Portfolios may invest.

Distributor: Old Mutual Investment Partners

R-08-316 07/2008

OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated July 28, 2008

to the Statement of Additional Information dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of Old Mutual Funds III. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Target Plus Portfolios may invest.

Distributor: Old Mutual Investment Partners

R-08-317 07/2008